ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 9. ACCOUNTS PAYABLE Accounts payable consisted of the following:
	As of December 31,
	2018	2017
Payable to suppliers	$282,596	$59,606
Others	715	-
Total	$283,311	$59,606